Significant Accounting Policies, Basis of Presentation (Predecessor) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
United Maritime Predecessor [Member]
Basis of Presentation [Abstract]
Additional administrative expenses	$ 0.3	$ 0.6	$ 0.3